Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement [Line Items]
Revenue	$ 1,614	$ 1,532	$ 3,288	$ 3,112
Net (loss) earnings	(115)	1,068	892	6,104
YPL (formerly RHL) [member]
Statement [Line Items]
Revenue	0		0	551
Gain related to the sale of Refinitiv to LSEG	0		0	18,645
Mark-to-market of LSEG shares	(2,064)	2,427	(199)	(1,147)
Dividend income	144	120	144	120
Refinitiv net loss prior to its sale to LSEG	0		0	(361)
Net (loss) earnings	(1,920)	2,547	(55)	17,257
Remove: Net earnings attributable to non-controlling interests	0		0	(11)
Other comprehensive loss attributable to YPL	0		0	(214)	$ (214)
Total comprehensive (loss) income attributable to YPL	$ (1,920)	$ 2,547	$ (55)	$ 17,032